Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (81)	$ (2,946)	$ (11,212)	$ (22,555)
Dividend on convertible exchangeable preferred shares				(201)
Net loss attributable to common shareholders			$ (11,212)	$ (22,756)
Denominator:
Weighted Average Number of Shares Outstanding, Diluted			22,314	3,545
Earnings Per Share, Diluted	$ (0.22)	$ (545.33)	$ (502.46)	$ (6,419.07)